Offsetting of financial assets and financial liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Offsetting of financial assets and financial liabilities

16	Financial investments

Carrying amount of financial investments
	2022	2021
	$m	$m
Financial investments measured at fair value through other comprehensive income	256,817	348,972
– treasury and other eligible bills	86,749	100,158
– debt securities	168,264	246,998
– equity securities	1,696	1,770
– other instruments	108	46
Debt instruments measured at amortised cost	168,747	97,302
– treasury and other eligible bills	35,282	21,634
– debt securities	133,465	75,668
At 31 Dec	425,564	446,274

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	690	24
Business facilitation	954	28
Others	52	2
At 31 Dec 2022	1,696	54

Investments required by central institutions	766	17
Business facilitation	954	24
Others	50	3
At 31 Dec 2021	1,770	44

Weighted average yields of investment debt securities
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	1.0	1.3	1.3	2.3
US Government agencies	4.7	0.9	3.2	2.5
US Government-sponsored agencies	1.1	1.7	2.1	1.7
UK Government	0.5	0.8	0.4	1.3
Hong Kong Government	1.3	1.6	1.7	—
Other governments	2.3	3.0	2.9	3.7
Asset-backed securities	6.7	0.2	2.7	2.4
Corporate debt and other securities	3.4	1.8	2.5	2.2

Debt securities measured at amortised cost
US Treasury	10.2	3.4	3.8	2.8
US Government agencies	—	2.9	7.2	3.2
US Government-sponsored agencies	2.9	2.4	3.2	3.3
UK Government	—	—	0.7	0.9
Hong Kong Government	1.9	3.8	2.2	4.5
Other governments	2.1	4.2	3.6	3.8
Asset-backed securities	4.0	4.7	—	7.7
Corporate debt and other securities	3.2	3.2	3.3	4.0
The maturity distributions of ABSs are presented in the above table on the basis of contractual maturity dates. The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2022 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.
HSBC Holdings

HSBC Holdings carrying amount of financial investments
	2022	2021
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	12,796	19,508
– debt securities	6,670	6,686
At 31 Dec	19,466	26,194

Weighted average yields of investment debt securities
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at amortised cost
US Treasury	0.3	2.8	—	—
The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2022 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.

25	Financial liabilities designated at fair value

HSBC
	2022	2021
	$m	$m
Deposits by banks and customer accounts[1]	19,171	16,703
Liabilities to customers under investment contracts	5,380	5,938
Debt securities in issue (Note 26)	93,140	112,761
Subordinated liabilities (Note 29)	9,636	10,100
At 31 Dec	127,327	145,502
1    Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.
The carrying amount of financial liabilities designated at fair value was $8,124m less than the contractual amount at maturity (2021: $827m more). The cumulative amount of change in fair value attributable to changes in credit risk was a profit of $234m (2021: loss of $2,084m).

HSBC Holdings
	2022	2021
	$m	$m
Debt securities in issue (Note 26)	25,423	26,818
Subordinated liabilities (Note 29)	6,700	5,600
At 31 Dec	32,123	32,418
The carrying amount of financial liabilities designated at fair value was $2,405m less than the contractual amount at maturity (2021: $1,766m more). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $516m (2021: $951m).

30	Maturity analysis of assets, liabilities and off-balance sheet commitments
The table on page 422 provides an analysis of consolidated total assets, liabilities and off-balance sheet commitments by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:
•Trading assets and liabilities (including trading derivatives but excluding reverse repos, repos and debt securities in issue) are included in the ‘Due not more than 1 month’ time bucket, because trading balances are typically held for short periods of time.
•Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due over 5 years’ time bucket. Undated or perpetual instruments are classified based on the contractual notice period, which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due over 5 years’ time bucket.
•Non-financial assets and liabilities with no contractual maturity are included in the ‘Due over 5 years’ time bucket.
•Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.
•Liabilities under insurance contracts included in ‘other financial liabilities’, are irrespective of contractual maturity included in the ‘Due over 5 years’ time bucket in the maturity table provided below. An analysis of the expected maturity of liabilities under insurance contracts based on undiscounted cash flows is provided on page 270. Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due over 5 years’ time bucket, although such contracts are subject to surrender and transfer options by the policyholders.
•Loan and other credit-related commitments are classified on the basis of the earliest date they can be drawn down.
HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	327,002	—	—	—	—	—	—	—	327,002
Items in the course of collection from other banks	7,297	—	—	—	—	—	—	—	7,297
Hong Kong Government certificates of indebtedness	43,787	—	—	—	—	—	—	—	43,787
Trading assets	213,234	1,333	1,343	338	425	808	222	390	218,093
Financial assets designated or otherwise mandatorily measured at fair value	2,778	101	370	658	(53)	645	2,005	38,559	45,063
Derivatives	281,710	133	30	21	64	261	1,052	875	284,146
Loans and advances to banks	72,241	13,963	8,364	880	2,344	3,058	3,900	132	104,882
Loans and advances to customers	139,935	75,487	58,983	35,642	33,738	100,027	173,306	307,736	924,854
– personal	41,835	9,142	6,664	5,754	5,779	18,375	51,104	273,487	412,140
– corporate and commercial	84,956	60,064	45,719	24,427	22,627	68,514	108,590	31,135	446,032
– financial	13,144	6,281	6,600	5,461	5,332	13,138	13,612	3,114	66,682
Reverse repurchase agreements – non-trading	171,173	51,736	16,164	5,840	2,776	3,999	2,066	—	253,754
Financial investments	46,997	79,912	31,629	12,301	13,581	41,968	79,410	119,766	425,564
Assets held for sale[1]	33,781	3,755	3,452	3,044	3,263	15,369	40,017	14,697	117,378
Accrued income and other financial assets	99,409	6,249	3,772	616	777	546	303	1,708	113,380
Financial assets at 31 Dec 2022	1,439,344	232,669	124,107	59,340	56,915	166,681	302,281	483,863	2,865,200
Non-financial assets	—	—	—	—	—	—	—	101,330	101,330
Total assets at 31 Dec 2022	1,439,344	232,669	124,107	59,340	56,915	166,681	302,281	585,193	2,966,530
Off-balance sheet commitments received
Loan and other credit-related commitments	27,340	—	—	—	—	—	—	—	27,340
Financial liabilities
Hong Kong currency notes in circulation	43,787	—	—	—	—	—	—	—	43,787
Deposits by banks	46,994	359	3,510	205	136	1,455	13,737	326	66,722
Customer accounts	1,388,297	93,108	47,712	14,244	17,295	4,719	4,607	321	1,570,303
– personal	657,413	55,252	35,430	10,431	12,374	2,835	2,351	2	776,088
– corporate and commercial	555,539	31,624	10,385	3,080	3,824	1,667	2,146	274	608,539
– financial	175,345	6,232	1,897	733	1,097	217	110	45	185,676
Repurchase agreements – non-trading	121,193	3,804	685	170	645	1,250	—	—	127,747
Items in the course of transmission to other banks	7,864	—	—	—	—	—	—	—	7,864
Trading liabilities	66,027	5,668	281	113	113	116	35	—	72,353
Financial liabilities designated at fair value	16,431	7,399	6,561	4,307	5,326	19,287	34,885	33,131	127,327
– debt securities in issue: covered bonds	—	—	—	—	—	—	—	—	—
– debt securities in issue: unsecured	7,057	3,621	4,792	3,156	4,289	16,234	29,940	23,510	92,599
– subordinated liabilities and preferred securities	—	—	—	—	—	1,971	3,675	3,990	9,636
– other	9,374	3,778	1,769	1,151	1,037	1,082	1,270	5,631	25,092
Derivatives	284,414	73	18	46	57	171	849	136	285,764
Debt securities in issue	4,514	7,400	7,476	4,745	3,585	9,198	19,240	21,991	78,149
– covered bonds	—	—	—	—	—	—	601	—	601
– otherwise secured	705	28	40	38	36	124	656	1,346	2,973
– unsecured	3,809	7,372	7,436	4,707	3,549	9,074	17,983	20,645	74,575
Liabilities of disposal groups held for sale[2]	76,928	4,342	5,374	6,599	8,606	2,343	8,653	1,479	114,324
Accruals and other financial liabilities	104,224	9,384	4,785	1,022	1,626	1,111	2,018	1,720	125,890
Subordinated liabilities	—	—	11	160	—	—	1,689	20,430	22,290
Total financial liabilities at 31 Dec 2022	2,160,673	131,537	76,413	31,611	37,389	39,650	85,713	79,534	2,642,520
Non-financial liabilities	—	—	—	—	—	—	—	127,982	127,982
Total liabilities at 31 Dec 2022	2,160,673	131,537	76,413	31,611	37,389	39,650	85,713	207,516	2,770,502
Off-balance sheet commitments given
Loan and other credit-related commitments	825,781	184	75	59	210	242	975	328	827,854
– personal	242,953	2	3	—	110	199	811	300	244,378
– corporate and commercial	449,843	176	72	59	84	43	163	28	450,468
– financial	132,985	6	—	—	16	—	1	—	133,008
1    Unallocated impairment losses in relation to disposal groups of $2.4bn and non-financial assets of $1bn that are both are presented within assets held for sale on the balance sheet have been included within non-financial assets in the table above.
2 $0.3bn of non-financial liabilities that are presented within liabilities of disposal groups held for sale on the balance sheet have been included within non-financial liabilities in the table above.

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	403,018	—	—	—	—	—	—	—	403,018
Items in the course of collection from other banks	4,136	—	—	—	—	—	—	—	4,136
Hong Kong Government certificates of indebtedness	42,578	—	—	—	—	—	—	—	42,578
Trading assets	244,422	2,403	440	194	468	621	294	—	248,842
Financial assets designated at fair value	4,968	89	585	515	224	855	1,852	40,716	49,804
Derivatives	195,701	164	85	110	233	91	310	188	196,882
Loans and advances to banks	55,572	10,889	5,469	1,078	1,512	5,321	3,134	161	83,136
Loans and advances to customers	160,583	82,531	69,380	42,459	42,651	107,393	220,746	320,071	1,045,814
– personal	50,573	11,373	8,934	8,022	7,766	25,271	78,373	284,922	475,234
– corporate and commercial	97,554	64,511	52,548	29,341	28,749	72,441	127,527	32,664	505,335
– financial	12,456	6,647	7,898	5,096	6,136	9,681	14,846	2,485	65,245
Reverse repurchase agreements – non-trading	155,997	49,392	18,697	9,386	3,661	2,672	1,843	—	241,648
Financial investments	47,084	68,034	33,233	20,638	21,779	49,903	80,367	125,236	446,274
Assets held for sale[1]	58	—	—	—	180	11	549	2,033	2,831
Accrued income and other financial assets	79,019	5,932	2,935	536	357	254	263	1,689	90,985
Financial assets at 31 Dec 2021	1,393,136	219,434	130,824	74,916	71,065	167,121	309,358	490,094	2,855,948
Non-financial assets	—	—	—	—	—	—	—	101,991	101,991
Total assets at 31 Dec 2021	1,393,136	219,434	130,824	74,916	71,065	167,121	309,358	592,085	2,957,939
Off-balance sheet commitments received
Loan and other credit-related commitments	49,061	—	—	—	—	—	—	—	49,061
Financial liabilities
Hong Kong currency notes in circulation	42,578	—	—	—	—	—	—	—	42,578
Deposits by banks	63,660	2,695	2,419	238	125	14,653	16,734	628	101,152
Customer accounts	1,615,025	51,835	19,167	8,007	9,710	3,143	3,585	102	1,710,574
– personal	802,777	24,725	12,038	5,961	5,255	2,304	2,242	26	855,328
– corporate and commercial	623,459	22,980	5,654	1,762	3,402	706	1,167	33	659,163
– financial	188,789	4,130	1,475	284	1,053	133	176	43	196,083
Repurchase agreements – non-trading	117,625	4,613	1,716	292	142	975	377	930	126,670
Items in the course of transmission to other banks	5,214	—	—	—	—	—	—	—	5,214
Trading liabilities	79,789	3,810	346	218	223	445	73	—	84,904
Financial liabilities designated at fair value	18,080	9,437	4,514	3,287	4,485	17,422	42,116	46,161	145,502
– debt securities in issue: covered bonds	—	1,137	—	—	—	1,481	1,160	—	3,778
– debt securities in issue: unsecured	9,916	5,967	2,823	2,259	3,462	14,758	34,515	35,282	108,982
– subordinated liabilities and preferred securities	—	—	—	—	—	—	5,371	4,729	10,100
– other	8,164	2,333	1,691	1,028	1,023	1,183	1,070	6,150	22,642
Derivatives	190,233	46	11	30	25	100	288	331	191,064
Debt securities in issue	7,053	7,777	5,664	6,880	1,703	9,045	20,254	20,181	78,557
– covered bonds	—	—	—	997	—	996	860	—	2,853
– otherwise secured	957	164	42	31	193	896	1,696	1,207	5,186
– unsecured	6,096	7,613	5,622	5,852	1,510	7,153	17,698	18,974	70,518
Liabilities of disposal groups held for sale	8,753	6	9	9	8	31	68	11	8,895
Accruals and other financial liabilities	82,996	10,311	5,621	1,094	1,064	1,917	2,339	2,818	108,160
Subordinated liabilities	—	1	11	—	—	417	2,055	18,003	20,487
Total financial liabilities at 31 Dec 2021	2,231,006	90,531	39,478	20,055	17,485	48,148	87,889	89,165	2,623,757
Non-financial liabilities	—	—	—	—	—	—	—	127,405	127,405
Total liabilities at 31 Dec 2021	2,231,006	90,531	39,478	20,055	17,485	48,148	87,889	216,570	2,751,162
Off-balance sheet commitments given
Loan and other credit-related commitments	813,491	121	133	228	254	78	931	238	815,474
– personal	239,207	34	34	54	108	32	688	238	240,395
– corporate and commercial	456,498	76	91	168	143	46	243	—	457,265
– financial	117,786	11	8	6	3	—	—	—	117,814
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	3,210	—	—	—	—	—	—	—	3,210
Derivatives	2,889	—	—	—	—	—	796	116	3,801
Loans and advances to HSBC undertakings	—	2,163	240	—	—	2,035	4,414	17,913	26,765
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	9,007	16,230	27,085	52,322
Financial investments	1,517	2,712	8,870	1,020	2,194	3,153	—	—	19,466
Accrued income and other financial assets	68	4,147	179	90	4	—	14	—	4,502
Total financial assets at 31 Dec 2022	7,684	9,022	9,289	1,110	2,198	14,195	21,454	45,114	110,066
Non-financial assets	—	—	—	—	—	—	—	171,035	171,035
Total assets at 31 Dec 2022	7,684	9,022	9,289	1,110	2,198	14,195	21,454	216,149	281,101
Financial liabilities
Amounts owed to HSBC undertakings	48	266	—	—	—	—	—	—	314
Financial liabilities designated at fair value	—	—	—	—	—	1,447	16,459	14,217	32,123
– debt securities in issue	—	—	—	—	—	1,447	12,784	11,192	25,423
– subordinated liabilities and preferred securities	—	—	—	—	—	—	3,675	3,025	6,700
Derivatives	2,540	—	35	—	102	460	1,638	2,147	6,922
Debt securities in issue	—	—	1,972	448	714	11,046	25,380	27,378	66,938
Accruals and other financial liabilities	722	450	648	61	35	—	14	31	1,961
Subordinated liabilities	—	—	—	—	—	1,941	1,492	16,294	19,727
Total financial liabilities 31 Dec 2022	3,310	716	2,655	509	851	14,894	44,983	60,067	127,985
Non-financial liabilities	—	—	—	—	—	—	—	8	8
Total liabilities at 31 Dec 2022	3,310	716	2,655	509	851	14,894	44,983	60,075	127,993

Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	2,590	—	—	—	—	—	—	—	2,590
Derivatives	1,101	—	—	—	—	23	585	1,102	2,811
Loans and advances to HSBC undertakings	120	750	341	—	3,017	5,608	13,333	1,939	25,108
Loans and advances to HSBC undertakings designated at fair value	—	1,759	250	1,019	—	5,987	19,455	22,938	51,408
Financial investments in HSBC undertakings	8,377	7,166	3,014	1,346	3,026	3,265	—	—	26,194
Accrued income and other financial assets	129	874	108	58	4	—	—	—	1,173
Total financial assets at 31 Dec 2021	12,317	10,549	3,713	2,423	6,047	14,883	33,373	25,979	109,284
Non-financial assets	—	—	—	—	—	—	—	163,888	163,888
Total assets at 31 Dec 2021	12,317	10,549	3,713	2,423	6,047	14,883	33,373	189,867	273,172
Financial liabilities
Amounts owed to HSBC undertakings	—	111	—	—	—	—	—	—	111
Financial liabilities designated at fair value	397	2,484	—	—	—	1,364	11,276	16,897	32,418
– debt securities in issue	397	2,484	—	—	—	1,364	8,020	14,553	26,818
– subordinated liabilities and preferred securities	—	—	—	—	—	—	3,256	2,344	5,600
Derivatives	1,167	—	—	—	—	5	1	47	1,220
Debt securities in issue	1,051	—	—	—	—	8,525	29,889	28,018	67,483
Accruals and other financial liabilities	1,778	730	1,612	68	12	—	—	40	4,240
Subordinated liabilities	—	—	—	—	—	—	3,809	13,250	17,059
Total financial liabilities at 31 Dec 2021	4,393	3,325	1,612	68	12	9,894	44,975	58,252	122,531
Non-financial liabilities	—	—	—	—	—	—	—	311	311
Total liabilities at 31 Dec 2021	4,393	3,325	1,612	68	12	9,894	44,975	58,563	122,842
Contractual maturity of financial liabilities
The following table shows, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives). For this reason, balances in the following table do not agree directly with those in our consolidated balance sheet. Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loan and other credit-related commitments and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	47,082	406	4,024	16,050	359	67,921
Customer accounts	1,387,125	96,474	80,608	9,961	346	1,574,514
Repurchase agreements – non-trading	121,328	3,852	1,535	1,268	—	127,983
Trading liabilities	72,353	—	—	—	—	72,353
Financial liabilities designated at fair value	16,687	7,859	18,740	63,606	43,475	150,367
Derivatives	283,512	171	1,181	2,222	1,059	288,145
Debt securities in issue	4,329	8,217	17,522	34,283	26,428	90,779
Subordinated liabilities	37	168	1,395	7,321	32,946	41,867
Other financial liabilities[1]	153,597	8,670	5,994	3,230	1,704	173,195
	2,086,050	125,817	130,999	137,941	106,317	2,587,124
Loan and other credit-related commitments	825,781	184	344	1,217	328	827,854
Financial guarantees[2]	18,696	25	62	—	—	18,783
At 31 Dec 2022	2,930,527	126,026	131,405	139,158	106,645	3,433,761
Proportion of cash flows payable in period	85%	4%	4%	4%	3%

Deposits by banks	63,684	2,712	2,800	31,294	643	101,133
Customer accounts	1,613,065	54,092	37,219	7,093	138	1,711,607
Repurchase agreements – non-trading	117,643	4,615	2,157	1,359	935	126,709
Trading liabilities	84,904	—	—	—	—	84,904
Financial liabilities designated at fair value	18,335	9,760	13,606	63,834	50,953	156,488
Derivatives	190,354	192	190	1,792	1,332	193,860
Debt securities in issue	7,149	7,958	15,142	32,651	21,911	84,811
Subordinated liabilities	119	168	848	6,741	28,347	36,223
Other financial liabilities[1]	129,706	9,842	7,664	4,577	2,697	154,486
	2,224,959	89,339	79,626	149,341	106,956	2,650,221
Loan and other credit-related commitments	813,471	121	615	1,029	238	815,474
Financial guarantees[2]	27,774	6	9	6	—	27,795
At 31 Dec 2021	3,066,204	89,466	80,250	150,376	107,194	3,493,490
Proportion of cash flows payable in period	88%	3%	2%	4%	3%
1    Excludes financial liabilities of disposal groups.
2
HSBC Holdings
HSBC Holdings’ primary sources of liquidity are dividends received from subsidiaries, interest on and repayment of intra-Group loans and securities, and interest earned on its own liquid funds. HSBC Holdings also raises funds in the debt capital markets to meet the Group’s minimum requirement for own funds and eligible liabilities. HSBC Holdings uses this liquidity to meet its obligations, including interest and principal repayments on external debt liabilities, operating expenses and collateral on derivative transactions.
HSBC Holdings is also subject to contingent liquidity risk by virtue of credit-related commitments and guarantees and similar contracts issued relating to its subsidiaries. Such commitments and guarantees are only issued after due consideration of HSBC Holdings’ ability to finance the commitments and guarantees and the likelihood of the need arising.
HSBC Holdings actively manages the cash flows from its subsidiaries to optimise the amount of cash held at the holding company level. During 2022, consistent with the Group’s capital plan, the Group’s subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
HSBC Holdings currently has sufficient liquidity to meet its present requirements.
Liquidity risk in HSBC Holdings is overseen by Holdings ALCO. This risk arises because of HSBC Holdings’ obligation to make payments to debt holders as they fall due and to pay its operating expenses. The liquidity risk related to these cash flows is managed by matching external debt obligations with internal loan cash flows and by maintaining an appropriate liquidity buffer that is monitored by Holdings ALCO.
The balances in the following table are not directly comparable with those on the balance sheet of HSBC Holdings as the table incorporates, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for derivatives not treated as hedging derivatives).
Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Derivatives not treated as hedging derivatives are included in the ‘On demand’ time bucket.
In addition, loan commitments and financial guarantees and similar contracts are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under financial guarantees and similar contracts are classified on the basis of the earliest date on which they can be called.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	48	266	—	—	—	314
Financial liabilities designated at fair value	11	72	1,139	22,921	19,196	43,339
Derivatives	1,182	177	1,089	4,231	1,321	8,000
Debt securities in issue	—	544	4,899	44,608	32,540	82,591
Subordinated liabilities	46	161	1,068	8,262	27,045	36,582
Other financial liabilities	721	458	745	14	31	1,969
	2,008	1,678	8,940	80,036	80,133	172,795
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	17,707	—	—	—	—	17,707
At 31 Dec 2022	19,715	1,678	8,940	80,036	80,133	190,502

Amounts owed to HSBC undertakings	—	111	—	—	—	111
Financial liabilities designated at fair value	473	2,611	621	15,017	17,557	36,279
Derivatives	1,223	9	51	414	585	2,282
Debt securities in issue	1,196	276	1,286	43,360	30,800	76,918
Subordinated liabilities	81	155	722	7,222	20,777	28,957
Other financial liabilities	1,778	730	1,692	—	40	4,240
	4,751	3,892	4,372	66,013	69,759	148,787
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	13,746	—	—	—	—	13,746
At 31 Dec 2021	18,497	3,892	4,372	66,013	69,759	162,533
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

31	Offsetting of financial assets and financial liabilities
In the offsetting of financial assets and financial liabilities, the net amount is reported in the balance sheet when the offset criteria are met. This is achieved when there is a legally enforceable right to offset the recognised amounts and there is either an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
•the counterparty has an offsetting exposure with HSBC and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offset criteria are otherwise not satisfied; and
•cash and non-cash collateral (debt securities and equities) has been received/pledged for derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements to cover net exposure in the event of a default or other predetermined events.
The effect of over-collateralisation is excluded.
‘Amounts not subject to enforceable netting agreements’ include contracts executed in jurisdictions where the rights of offset may not be upheld under the local bankruptcy laws, and transactions where a legal opinion evidencing enforceability of the right of offset may not have been sought, or may have been unable to obtain.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure the legal right to set off remains appropriate.

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[2]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral[1]	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[3]	419,006	(140,987)	278,019	(236,373)	(36,486)	5,160	6,127	284,146
Reverse repos, stock borrowing and similar agreements classified as:[4]
– trading assets	24,372	(236)	24,136	(24,106)	(29)	1	1,367	25,503
– non-trading assets	335,193	(102,888)	232,305	(231,432)	(449)	424	21,689	253,994
Loans and advances to customers[5]	28,337	(12,384)	15,953	(13,166)	—	2,787	267	16,220
At 31 Dec 2022	806,908	(256,495)	550,413	(505,077)	(36,964)	8,372	29,450	579,863

Derivatives (Note 15)[3]	244,694	(53,378)	191,316	(151,304)	(36,581)	3,431	5,566	196,882
Reverse repos, stock borrowing and similar agreements classified as:[4]
– trading assets	21,568	(222)	21,346	(21,272)	(71)	3	1,729	23,075
– non-trading assets	353,066	(136,932)	216,134	(215,769)	(165)	200	25,731	241,865
Loans and advances to customers[5]	27,045	(10,919)	16,126	(13,065)	—	3,061	327	16,453
At 31 Dec 2021	646,373	(201,451)	444,922	(401,410)	(36,817)	6,695	33,353	478,275

Financial liabilities
Derivatives (Note 15)[3]	419,994	(140,987)	279,007	(239,235)	(29,276)	10,496	6,757	285,764
Repos, stock lending and similar agreements classified as:[4]
– trading liabilities	20,027	(236)	19,791	(19,790)	—	1	4	19,795
– non-trading liabilities	206,827	(102,888)	103,939	(103,296)	(249)	394	23,808	127,747
Customer accounts[6]	37,164	(12,384)	24,780	(13,166)	—	11,614	14	24,794
At 31 Dec 2022	684,012	(256,495)	427,517	(375,487)	(29,525)	22,505	30,583	458,100

Derivatives (Note 15)[3]	239,597	(53,378)	186,219	(163,359)	(18,225)	4,635	4,845	191,064
Repos, stock lending and similar agreements classified as:[4]
– trading liabilities	13,540	(222)	13,318	(13,318)	—	—	17	13,335
– non-trading liabilities	235,042	(136,932)	98,110	(97,816)	(203)	91	28,560	126,670
Customer accounts[6]	40,875	(10,919)	29,956	(13,065)	—	16,891	17	29,973
At 31 Dec 2021	529,054	(201,451)	327,603	(287,558)	(18,428)	21,617	33,439	361,042
1    The disclosure has been enhanced in 2022 to support consistency across Group entities. All financial instruments (whether recognised on our balance sheet or as non-cash collateral received or pledged) are presented within ‘financial instruments, including non-cash collateral‘, as balance sheet classification has no effect on the rights of offset associated with financial instruments. Comparative data have been re-presented accordingly.
2 These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
3 At 31 December 2022, the amount of cash margin received that had been offset against the gross derivatives assets was $8,357m (2021: $4,469m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $10,918m (2021: $9,479m).
4    For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ of $25,503m (2021: $23,075m) and ‘Trading liabilities’ of $19,795m (2021: $13,335m), see the ‘Funding sources and uses’ table on page 242.
5    At 31 December 2022, the total amount of ‘Loans and advances to customers’ was $924,854m (2021: $1,045,814m), of which $15,953m (2021: $16,126m) was subject to offsetting.
6    At 31 December 2022, the total amount of ‘Customer accounts’ was $1,570,303m (2021: $1,710,574m), of which $24,780m (2021: $29,956m) was subject to offsetting.